Notes Payable - Schedule of Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes Payable [Line Items]
Credit agreement	$ 19,920	$ 39,419
Other debt	2,597
Plus: exit fee due upon payment of credit agreement	1,764
Less: unamortized deferred financing costs	(3,195)	(1,847)
Total notes payable	21,086	37,572
Less: current portion of notes payable	(3,985)	(8,050)
Notes payable, non-current	17,101	$ 29,522
Credit Agreement
Notes Payable [Line Items]
Credit agreement	19,920
Plus: exit fee due upon payment of credit agreement	1,764
Less: unamortized deferred financing costs	(3,195)
Total notes payable	18,489
Less: current portion of notes payable	(2,283)
Notes payable, non-current	16,206
Other Debt
Notes Payable [Line Items]
Other debt	2,597
Total notes payable	2,597
Less: current portion of notes payable	(1,702)
Notes payable, non-current	$ 895